Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 4,700,000	$ 646,742	¥ 7,220,000
Xiamen International Bank Co., Ltd. (“Xiamen International”) [Member]
Short-term borrowings
Short-term borrowings	¥ 4,700,000		¥ 7,220,000